Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Income and Expenses [Line Items]
Interest income	$ 1,500
Non-cash income	300
Other operating income (expense)	993	$ (624)	$ (461)
Contingent consideration amount	5,100
Interest charges	786	$ 384
Financial Income [Member]
Financial Income and Expenses [Line Items]
Other operating income (expense)	200
OrbiMed Loan Facility [Member]
Financial Income and Expenses [Line Items]
Contingent consideration amount	10,100
Interest charges	10,800
Innovatus Debt Extinguishment Costs [Member]
Financial Income and Expenses [Line Items]
Interest charges	$ 800